Premium Income and Premiums Paid to Reinsurers - Summary of Premium Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 13,192	€ 13,731	€ 14,105
Life insurance general account [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	11,680	12,077	12,310
Non-Life insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	1,512	1,654	1,795
Accident and health insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	1,512	1,389	1,539
General insurance [member]
Disclosure of insurance premium revenue [line items]
Income arising from insurance contracts	€ 0	€ 265	€ 256

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.